UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Growth Opportunities Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (97.4%)(a)
			Shares	Value

Aerospace and defense (4.7%)

General Dynamics Corp.			2,129	$270,575

Honeywell International, Inc.			5,907	550,060

Precision Castparts Corp.			722	171,027

United Technologies Corp.			3,506	370,234

				1,361,896
Airlines (1.4%)

American Airlines Group, Inc.			2,330	82,668

Delta Air Lines, Inc.			3,934	142,214

Spirit Airlines, Inc.(NON)			2,608	180,317

				405,199
Auto components (0.2%)

Hota Industrial Manufacturing Co., Ltd. (Taiwan)			25,776	47,121

				47,121
Automobiles (0.2%)

Tesla Motors, Inc.(NON)(S)			296	71,833

				71,833
Banks (1.1%)

Bank of America Corp.			8,916	152,018

Bank of Ireland (Ireland)(NON)			277,423	108,677

PacWest Bancorp			1,328	54,753

				315,448
Beverages (1.3%)

Coca-Cola Enterprises, Inc.			209	9,271

Monster Beverage Corp.(NON)			994	91,120

PepsiCo, Inc.			3,093	287,927

				388,318
Biotechnology (7.7%)

Alkermes PLC(NON)			1,298	55,645

Biogen Idec, Inc.(NON)			984	325,517

Celgene Corp.(NON)			5,055	479,113

Cubist Pharmaceuticals, Inc.(NON)			3,164	209,900

Gilead Sciences, Inc.(NON)			8,884	945,702

Neuralstem, Inc.(NON)(S)			17,113	56,131

Vertex Pharmaceuticals, Inc.(NON)			1,414	158,806

				2,230,814
Building products (0.3%)

Assa Abloy AB Class B (Sweden)			1,736	89,024

				89,024
Capital markets (1.2%)

Carlyle Group LP (The)			2,952	89,918

Charles Schwab Corp. (The)			8,715	256,134

				346,052
Chemicals (3.9%)

Air Products & Chemicals, Inc.			958	124,712

Axiall Corp.(S)			3,319	118,853

Chemtura Corp.(NON)			5,619	131,091

Dow Chemical Co. (The)			2,773	145,416

Huntsman Corp.			4,973	129,248

Monsanto Co.			3,164	355,982

Symrise AG (Germany)			2,233	118,701

				1,124,003
Commercial services and supplies (0.9%)

KAR Auction Services, Inc.			2,820	80,737

Tyco International, Ltd.			4,262	189,957

				270,694
Communications equipment (0.6%)

Qualcomm, Inc.			2,274	170,027

				170,027
Consumer finance (0.6%)

American Express Co.			1,845	161,511

				161,511
Containers and packaging (0.3%)

Packaging Corp. of America			1,520	97,006

				97,006
Diversified financial services (0.8%)

CME Group, Inc.			2,788	222,915

				222,915
Electrical equipment (0.7%)

Eaton Corp PLC			3,323	210,579

				210,579
Electronic equipment, instruments, and components (1.5%)

Anixter International, Inc.			1,834	155,597

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			4,618	103,859

SYNNEX Corp.(NON)(S)			2,714	175,406

				434,862
Energy equipment and services (2.5%)

Aker Solutions ASA (Norway)			1,429	5,743

Aker Solutions ASA 144A (Norway)(NON)			4,836	48,174

Halliburton Co.			5,239	337,968

Schlumberger, Ltd.			3,181	323,476

				715,361
Food and staples retail (2.0%)

Costco Wholesale Corp.			1,898	237,857

CVS Health Corp.			4,293	341,680

				579,537
Food products (1.2%)

Annie's, Inc.(NON)			2,300	105,570

Mead Johnson Nutrition Co.			1,847	177,718

Pinnacle Foods, Inc.			1,325	43,261

S&W Seed Co.(NON)(S)			6,311	26,759

				353,308
Health-care equipment and supplies (2.5%)

GenMark Diagnostics, Inc.(NON)(S)			7,185	64,449

Medtronic, Inc.			3,491	216,267

Spectranetics Corp. (The)(NON)(S)			3,157	83,881

Tornier NV (Netherlands)(NON)			5,532	132,215

Zimmer Holdings, Inc.			2,359	237,197

				734,009
Health-care providers and services (0.3%)

ExamWorks Group, Inc.(NON)			2,685	87,934

				87,934
Health-care technology (0.1%)

Castlight Health, Inc. Class B(NON)			2,300	29,762

				29,762
Hotels, restaurants, and leisure (3.8%)

Dunkin' Brands Group, Inc.			2,519	112,902

Hilton Worldwide Holdings, Inc.(NON)			15,567	383,415

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			6,787	178,430

Starbucks Corp.			2,265	170,917

Wyndham Worldwide Corp.			3,059	248,574

				1,094,238
Household durables (1.8%)

Panasonic Corp. (Japan)			11,900	141,671

PulteGroup, Inc.			8,780	155,055

Whirlpool Corp.			1,526	222,262

				518,988
Household products (0.3%)

Colgate-Palmolive Co.			1,331	86,808

				86,808
Independent power and renewable electricity producers (0.5%)

Calpine Corp.(NON)			6,358	137,969

				137,969
Industrial conglomerates (0.7%)

Siemens AG (Germany)			1,743	207,742

				207,742
Insurance (1.5%)

American International Group, Inc.			2,555	138,021

Hartford Financial Services Group, Inc. (The)			5,682	211,655

Prudential PLC (United Kingdom)			3,761	83,535

				433,211
Internet and catalog retail (3.8%)

Amazon.com, Inc.(NON)			1,331	429,168

Bigfoot GmbH (acquired 8/2/13, cost $21,982) (Private) (Brazil)(F)(RES)(NON)			1	13,590

Groupon, Inc.(NON)(S)			7,663	51,189

Priceline Group, Inc. (The)(NON)			476	551,484

Zalando SE (acquired 9/30/13, cost $44,840) (Private) (Germany)(F)(RES)(NON)			1,870	45,703

Zalando SE (Germany)(NON)			642	17,434

				1,108,568
Internet software and services (9.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			3,748	333,010

Baidu, Inc. ADR (China)(NON)			757	165,200

eBay, Inc.(NON)			1,721	97,460

Facebook, Inc. Class A(NON)			9,708	767,320

Google, Inc. Class A(NON)			1,186	697,854

Google, Inc. Class C(NON)			1,209	698,028

Twitter, Inc.(NON)			1,112	57,357

				2,816,229
IT Services (2.5%)

Visa, Inc. Class A(S)			3,341	712,869

				712,869
Life sciences tools and services (1.3%)

Agilent Technologies, Inc.			3,486	198,632

Thermo Fisher Scientific, Inc.			1,345	163,687

				362,319
Machinery (0.6%)

Pall Corp.			1,991	166,647

				166,647
Marine (0.4%)

Kirby Corp.(NON)			994	117,143

				117,143
Media (5.0%)

CBS Corp. Class B (non-voting shares)			2,204	117,914

Comcast Corp. Class A			9,649	518,923

DISH Network Corp. Class A(NON)			1,786	115,340

Liberty Global PLC Ser. C (United Kingdom)			3,453	141,625

Liberty Global PLC Ser. A (United Kingdom)(NON)			3,294	140,127

Lions Gate Entertainment Corp.(S)			2,206	72,732

Live Nation Entertainment, Inc.(NON)			9,489	227,926

Time Warner, Inc.			1,691	127,180

				1,461,767
Metals and mining (0.5%)

Constellium NV Class A (Netherlands)(NON)			2,987	73,510

Reliance Steel & Aluminum Co.			911	62,312

				135,822
Oil, gas, and consumable fuels (3.7%)

Cabot Oil & Gas Corp.			2,058	67,276

Cheniere Energy, Inc.(NON)			1,467	117,404

EOG Resources, Inc.			2,560	253,491

EP Energy Corp. Class A(NON)(S)			3,453	60,358

Gaztransport Et Technigaz SA (France)			1,661	98,256

Gulfport Energy Corp.(NON)			1,875	100,125

Kodiak Oil & Gas Corp.(NON)			7,401	100,432

PBF Logistics LP (Units)			1,208	30,587

QEP Resources, Inc.			3,784	116,472

Suncor Energy, Inc. (Canada)			3,418	123,694

				1,068,095
Personal products (0.9%)

Coty, Inc. Class A(S)			7,588	125,581

Estee Lauder Cos., Inc. (The) Class A			1,963	146,675

				272,256
Pharmaceuticals (3.8%)

AbbVie, Inc.(S)			2,720	157,107

Actavis PLC(NON)			1,408	339,722

Allergan, Inc.			1,584	282,253

AstraZeneca PLC ADR (United Kingdom)			1,532	109,446

Bristol-Myers Squibb Co.			2,903	148,576

Jazz Pharmaceuticals PLC(NON)			479	76,908

				1,114,012
Real estate investment trusts (REITs) (0.7%)

Altisource Residential Corp.(R)			1,914	45,936

American Tower Corp.(R)			1,762	164,976

				210,912
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A			3,511	104,382

				104,382
Road and rail (2.4%)

Genesee & Wyoming, Inc. Class A(NON)			834	79,489

Union Pacific Corp.			5,670	614,741

				694,230
Semiconductors and semiconductor equipment (2.3%)

Lam Research Corp.			2,276	170,017

Maxim Integrated Products, Inc.			3,802	114,972

Micron Technology, Inc.(NON)			11,010	377,203

				662,192
Software (4.5%)

Activision Blizzard, Inc.			6,161	128,087

Cadence Design Systems, Inc.(NON)			3,323	57,189

Microsoft Corp.			8,993	416,915

Oracle Corp.			8,792	336,558

Red Hat, Inc.(NON)			3,217	180,635

TiVo, Inc.(NON)			14,923	190,940

				1,310,324
Specialty retail (1.6%)

Home Depot, Inc. (The)			2,827	259,349

TJX Cos., Inc. (The)			3,376	199,758

				459,107
Technology hardware, storage, and peripherals (5.8%)

Apple, Inc.			13,417	1,351,763

EMC Corp.			4,334	126,813

SanDisk Corp.			1,559	152,704

Western Digital Corp.			595	57,905

				1,689,185
Textiles, apparel, and luxury goods (2.0%)

Michael Kors Holdings, Ltd.(NON)			1,721	122,862

NIKE, Inc. Class B			3,920	349,664

Tumi Holdings, Inc.(NON)(S)			4,996	101,669

				574,195
Tobacco (0.4%)

Philip Morris International, Inc.			1,409	117,511

				117,511
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)			4,203	138,236

				138,236

Total common stocks (cost $19,760,009)				$28,222,170

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	10,890	$10,346

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	5,587	—

Total warrants (cost $10,999)				$10,346

SHORT-TERM INVESTMENTS (9.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)		Shares	2,155,138	$2,155,138

Putnam Short Term Investment Fund 0.06%(AFF)		Shares	651,756	651,756

Total short-term investments (cost $2,806,894)				$2,806,894

TOTAL INVESTMENTS

Total investments (cost $22,577,902)(b)				$31,039,410

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $545,959) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	11/19/14	$136,033	$155,884	$19,851
JPMorgan Chase Bank N.A.
	Euro	Sell	12/17/14	51,434	53,164	1,730
UBS AG
	Euro	Sell	12/17/14	324,527	336,911	12,384

Total						$33,965

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
units	2,198	$—	8/12/15	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTP15P) of common stocks	$149
JPMorgan Chase Bank N.A.
baskets	720	—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	(89)

Total		$—	$60

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $28,987,883.
(b)	The aggregate identified cost on a tax basis is $22,655,281, resulting in gross unrealized appreciation and depreciation of $8,895,360 and $511,231, respectively, or net unrealized appreciation of $8,384,129.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $59,293, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$758,270	$5,238,853	$5,345,367	$215	$651,756
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,155,138, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,098,632.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount and to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,070,298	$206,226	$59,293
Consumer staples	1,797,738	—	—
Energy	1,679,457	103,999	—
Financials	1,602,219	192,212	—
Health care	4,558,850	—	—
Industrials	3,226,388	296,766	—
Information technology	7,795,688	—	—
Materials	1,238,130	118,701	—
Telecommunication services	138,236	—	—
Utilities	137,969	—	—
Total common stocks	27,244,973	917,904	59,293
Warrants	10,346	—	—
Short-term investments	651,756	2,155,138	—

Totals by level	$27,907,075	$3,073,042	$59,293

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$33,965	$—
Total return swap contracts	—	60	—

Totals by level	$—	$34,025	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$33,965	$—
Equity contracts	10,495	89

Total	$44,460	$89

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$770,000
OTC total return swap contracts (notional)		$360,000
Warrants (number of warrants)		16,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Deutsche Bank AG	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$–	$ 149	$–	$–	149
	Forward currency contracts#	19,851	–	1,730	12,384	33,965

	Total Assets	$19,851	$149	$1,730	$12,384	$34,114

	Liabilities:
	OTC Total return swap contracts*#	–	–	89	–	89
	Forward currency contracts#	–	–	–	–	–

	Total Liabilities	$–	$–	$89	$–	$89

	Total Financial and Derivative Net Assets	$19,851	$149	$1,641	$12,384	$34,025
	Total collateral received (pledged)##†	$–	$–	$–	$–
	Net amount	$19,851	$149	$1,641	$12,384

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014